Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands							12 Months Ended
	Sep. 16, 2020	Aug. 01, 2020	Jul. 01, 2020	May 01, 2020	Jul. 01, 2019	Jan. 01, 2019	Dec. 31, 2020
New England Natural Gas System
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)				$ 2,679
Energy North Gas System
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)			$ 1,613
Granite State Electric System
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)			5,474
Recoupment of difference between final and temporary rates			$ 1,836
Temporary revenue increase					$ 2,093
Empire Electric System (Missouri)
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)	$ 992
Peach State Gas System
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)		$ 1,566
Calpeco Electric System
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)						$ 5,277
Various
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)							$ (283)